10. Segments (Details) - USD ($)	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015
Revenues	$ 886,572	$ 762,417
Operating Losses	(4,384,834)	(3,992,853)
Net Losses	(4,958,616)	(6,979,494)
Cash	2,123,737	855,596
Total Assets	2,556,757	1,380,588
Capital Expenditures	9,307	0
Depreciation and Amortization	38,524	37,352
Interest Expense	573,782	349,923
Aethlon
Revenues	886,572	762,417
Operating Losses	(3,953,402)	(3,081,169)
Net Losses	(4,527,184)	(6,067,810)
Cash	2,114,285	721,689
Total Assets	2,503,327	1,159,910
Capital Expenditures	9,307	0
Depreciation and Amortization	18,943	17,770
Interest Expense	573,782	349,923
ESI [Member]
Revenues	0	0
Operating Losses	(431,432)	(911,684)
Net Losses	(431,432)	(911,684)
Cash	9,452	13,390
Total Assets	53,430	220,678
Capital Expenditures	0	0
Depreciation and Amortization	19,581	19,582
Interest Expense	$ 0	$ 0